Income Taxes - Summary of Loss Carryforwards and Deductible Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 1.1	$ 9.2
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	70.5	109.0
Non-capital tax losses | Expire (2021 to 2040)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	37.0	37.8
Non-capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	33.5	71.2
Capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	2.6	6.8
Non-capital and capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 74.2	$ 125.0